As filed with the Securities and Exchange Commission on February 24, 2014

File No. 333-90720

ICA No. 811-21120

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 25	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 26

CONESTOGA FUNDS

(Exact name of Registrant as Specified in Trust Instrument)

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

(Address of Principal Executive Office)

(800) 320-7790

(Area Code and Telephone Number)

Copy to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒Immediately upon filing pursuant to paragraph (b)	☐on ________ pursuant to paragraph (b)
☐60 days after filing pursuant to paragraph (a)(1)	☐on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)	☐on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Radnor and State of Pennsylvania, on the 24th day of February, 2014.

CONESTOGA FUNDS

(Registrant)

By:

/s/ William C. Martindale, Jr.

William C. Martindale, Jr., Chairman of the Board, Trustee and CEO

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of February, 2014.

 /s/ William C. Martindale, Jr.

William C. Martindale, Jr.

Chairman of the Board, Trustee and CEO

 /s/ Robert M. Mitchell

Robert M. Mitchell

Trustee and Treasurer

*William B. Blundin

William B. Blundin

Trustee

*Nicholas J. Kovich

Nicholas J. Kovich

Trustee

James G. Logue

Trustee

*Richard E. Ten Haken

Richard E. Ten Haken

Trustee

*By:   /s/ Joshua B. Deringer

Joshua B. Deringer

Attorney-in-Fact